Derivative Instruments (Tables)	12 Months Ended
Jun. 30, 2014
Derivative Instruments [Abstract]
Summary of the effect of derivative instruments on the consolidated income statements
The effect of the Company's derivative instruments on the consolidated statements of operations is summarized in the following table:

	(Loss) Gain Recognized During the Years Ended June 30			Location
	2014	2013	2012	of (Loss) Gain
Interest rate derivatives	$—	—	(119)	Interest expense
Foreign exchange forward and option contracts	(603)	(701)	20	Foreign exchange (loss) gain
Power hedge	—	424	(1,272)	Cost of goods sold